Changes in Accumulated Other Comprehensive Income (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest revenue	$ 2,274	$ 2,425	$ 2,164
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net Unrealized Investment Gains (Losses) on Investment Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest revenue	(145)
Income tax provision for other non-interest revenue	52
Other non-interest revenue, net of taxes	$ (93)